Capital structure and financial items - Earnings per share, distributions to shareholders, treasury shares, share capital and other reserves - Earnings per share (Details) - DKK (kr)
kr / shares in Units, shares in Millions, kr in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Net profit	kr 42,138	kr 38,951	kr 38,628
Average number of shares outstanding (in shares)	2,333.9	2,374.3	2,419.6
Dilutive effect of average outstanding joint share pool (in shares)	6.1	4.4	4.8
Average number of shares outstanding, including dilutive effect of outstanding joint share pool (in shares)	2,340.0	2,378.7	2,424.4
Basic earnings per share (DKK per share)	kr 18.05	kr 16.41	kr 15.96
Diluted earnings per share (DKK per share)	kr 18.01	kr 16.38	kr 15.93